            SEMI-ANNUAL REPORTS (UNAUDITED)            MARCH 31, 2000

                            SG COWEN STANDBY RESERVE
                                   FUND, INC.
                                      AND
                          SG COWEN STANDBY TAX-EXEMPT
                               RESERVE FUND, INC.

[LOGO]

                                                                          [LOGO]

                      SG COWEN STANDBY RESERVE FUND, INC.

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                        SEMI-ANNUAL FINANCIAL STATEMENTS

                                 MARCH 31, 2000

                                  (UNAUDITED)

Chairman's Letter ..........................................    1

Statements of Investments:

  SG Cowen Standby Reserve Fund, Inc. ......................    3

  SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ...........    7

Statements of Assets and Liabilities .......................   18

Statements of Operations ...................................   19

Statements of Changes in Net Assets ........................   20

Notes to Financial Statements ..............................   21

CHAIRMAN'S LETTER                                                   MAY 12, 2000

DEAR SHAREHOLDER:

  We are pleased to report that the SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund produced yields that were higher than their peer group averages throughout the semi-annual period ended March 31, 2000. As of that date, the annualized 7-day yields were 5.40% and 3.26%, respectively. In comparison, the IBC Taxable First Tier Index and the IBC Tax-Free Fund Index, which represents peer group averages, reflected 7-day yields of 5.29% and 3.14%.

MARKET ACTIVITY

  The Federal Reserve Board raised short-term interest rates three times during the period on November 16, February 2 and March 21 for a total of 0.75%. The Fed might have also raised rates during its December 1999 meeting, but they were concerned about the impact of lower liquidity as Y2K approached. Ultimately, Y2K turned out to be a non-event, and credit markets were not disrupted.

  Despite the Fed's efforts, the U.S. economy continued to be extremely strong. Gross Domestic Product rose at an annualized rate of 7.3% during the fourth quarter of 1999, followed by 5.4% during the first quarter of 2000. This type of growth has led to inflationary fears. Indeed, recent data confirms that a moderate amount of inflation may be returning.

  Because the unemployment rate is so low, wage pressures appear to be building. During the first quarter of 2000, the Employment Cost Index rose by 1.4%, a significant increase. In addition, the twelve-month trend for the Producer Price Index was up 4.6% while the Consumer Price Index rose 3.7%. These increases are causing concern, suggesting that the Fed's recent moves may not have been aggressive enough.

INVESTMENT REVIEW

  Because we recognize that investors in money market funds are concerned about safety and liquidity, we manage both funds in a very conservative manner. The SG Cowen Standby Reserve Fund invests in high-rated categories of commercial paper, certificates of deposit and floating rate notes. The SG Cowen Standby Tax-Exempt Reserve Fund invests in top-rated tax-exempt and floating rate notes.

  We do not search for higher returns by lowering our credit standards. Instead, we attempt to enhance returns by shortening and lengthening the funds' maturities at opportune times. For most of November and December, the SG Cowen Standby Reserve Fund's average maturity was shorter than the index, correctly anticipating the rise in interest rates. However, the closer we came to year-end, the more we were receiving incentives by issuers concerned about Y2K to lengthen money out into the New Year. In addition, in February, one-year CD levels were very attractive to us, even though we believed that interest rates would continue to rise. Since our average maturity was shorter than the index, we were able to purchase some one-year CDs, picking up yield without extending our maturities beyond the average. This was instrumental in allowing the Fund to outperform its index.

  The SG Cowen Standby Tax-Exempt Reserve Fund's average maturity was also generally shorter than its index. As of March 31, 2000, the SG Cowen Standby Tax-Exempt Reserve Fund's average maturity was 22 days, compared to 36 days for its index. On that date, the SG Cowen Standby Reserve Fund's average maturity was 34 days, compared to 51 days for its index. Both funds' short maturities at March 31 reflected additional anticipated Fed actions to raise rates.

LOOKING AHEAD

  For several years, Fed Chairman Alan Greenspan has been warning the markets about his concern for increased labor costs. Today, we see that these concerns are valid, with the Employment Cost Index jumping 4.3% for the 12-months ended March 31, 2000 versus 3.0% a year ago, confirming the recent increase in average hourly wages. Strong consumer confidence, and the increase in CPI and PPI numbers are fuel for an additional Fed tightening. We believe that the Fed will continue to increase interest rates. Therefore, we will continue purchasing shorter-dated securities, while still looking for value in longer-dated paper.

  As always, we appreciate your investment in the SG Cowen Standby Reserve Funds. We look forward to continuing to serve your investment needs in the future.

                                                                Sincerely,

                                                                    [LOGO]

                                                        Philippe H. Collas
                                                                  Chairman

                      SG COWEN STANDBY RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                                 MARCH 31, 2000

                                  (UNAUDITED)

      PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                   VALUE
       AMOUNT                           SECURITY                         YIELD ON DATE
                                                                          OF PURCHASE
                         COMMERCIAL PAPER - 84.01%

                         Abbey National Treasury
     $27,000,000         06-27-2000                                        6.18%                    $   26,611,763

                         Akzo Nobel, Inc.
      19,500,000         04-20-2000                                        6.01                         19,439,691
      32,500,000         05-02-2000                                        6.01                         32,336,001

                         American Express Co.
      33,000,000         04-26-2000                                        6.15                         32,862,042

                         American General Finance
      35,000,000         04-03-2000                                        5.96                         34,988,625
      45,000,000         04-17-2000                                        5.98                         44,883,200

                         American Home Products
      20,000,000         04-10-2000                                        5.96                         19,970,850

                         Associates Corp of North America
      13,000,000         04-03-2000                                        6.31                         12,995,522
      50,000,000         04-03-2000                                        6.34                         49,982,694

                         BMW U.S. Capital
      36,000,000         04-06-2000                                        5.93                         35,971,250
      35,000,000         04-06-2000                                        6.07                         34,971,076

                         Bell Atlantic Financial Services
      20,000,000         04-07-2000                                        5.94                         19,980,667

                         Cargill Inc.
      35,000,000         04-03-2000                                        6.36                         34,987,847
      40,000,000         04-27-2000                                        6.00                         39,831,000

                         CIT Group Inc.
      22,000,000         04-05-2000                                        5.91                         21,985,896
      35,000,000         06-06-2000                                        6.12                         35,000,000

                         DaimlerChrysler North American Holding
                         Corp.
      40,000,000         05-10-2000                                        6.06                         40,000,000

                         Deere & Co.
      40,000,000         04-24-2000                                        6.13                         39,846,667
      30,000,000         05-10-2000                                        6.06                         30,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                    VALUE
     AMOUNT                          SECURITY                          YIELD ON DATE
                                                                        OF PURCHASE
                         Ford Motor Credit Co.
     $50,000,000         05-05-2000                                        6.04%                    $   50,000,000

                         General Electric Capital Corp.
      25,000,000         04-10-2000                                        5.98                         24,963,500
      40,000,000         05-17-2000                                        6.04                         40,000,000

                         General Motors Acceptance Corp.
      35,000,000         04-24-2000                                        6.02                         35,000,000
      20,000,000         05-09-2000                                        6.03                         20,000,000

                         Goldman Sachs Group Inc.
      50,000,000         04-11-2000                                        5.96                         49,919,167
      20,000,000         05-24-2000                                        6.11                         19,825,394

                         HJ Heinz
      28,000,000         04-11-2000                                        5.94                         27,954,889
      38,000,000         04-20-2000                                        5.97                         37,883,076

                         Household Finance Corp.
      50,000,000         04-05-2000                                        5.88                         49,968,111
      30,000,000         04-06-2000                                        6.14                         29,974,917

                         International Business Machines Corp.
      37,000,000         04-04-2000                                        5.94                         36,982,086
      32,000,000         04-18-2000                                        5.94                         32,000,000

                         Koch Industries
      75,000,000         04-03-2000                                        6.35                         74,974,000

                         Merrill Lynch & Co. Inc.
      40,000,000         04-03-2000                                        6.01                         39,987,000
      26,000,000         05-10-2000                                        6.09                         25,833,253

                         Met Life Funding Inc.
      50,000,000         04-06-2000                                        6.09                         49,958,542

                         JP Morgan & Co.
      23,500,000         05-22-2000                                        6.00                         23,309,239

                         Phillip Morris Co. Inc.
      42,000,000         04-11-2000                                        6.13                         41,929,883

                         Prudential Funding Corp.
      20,000,000         04-17-2000                                        5.97                         19,948,178

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                    VALUE
     AMOUNT                          SECURITY                          YIELD ON DATE
                                                                        OF PURCHASE
                         Sharp Electronics
     $35,000,000         04-03-2000                                        6.04%                    $   34,988,528

                         TransAmerica Finance Corp.
      30,000,000         06-21-2000                                        6.21                         29,595,675

                         Union Bank of Switzerland
      75,000,000         04-03-2000                                        6.36                         74,973,958

                         Wal-Mart Stores, Inc.
      30,000,000         04-03-2000                                        5.97                         29,990,250
      40,000,000         04-03-2000                                        6.11                         39,986,667
                                                                                                    --------------
                         Total Commercial Paper
                         (Cost $1,546,591,104)                                                      $1,546,591,104
                                                                                                    --------------
                         FLOATING RATE NOTES - 5.70%

                         American Express Centurion
      25,000,000         02-14-2001                                        5.95(a)                  $   25,000,000

                         AT&T Corp.
      30,000,000         07-13-2000                                        5.99(a)                      29,998,269

                         Bear Stearns Companies, Inc.
      30,000,000         09-14-2000                                        6.77(c)                      30,000,000

                         GTE Corp
      20,000,000         05-30-2000                                        6.02(b)                      19,996,200
                                                                                                    --------------
                         Total Floating Rate Notes
                         (Cost $104,994,469)                                                        $  104,994,469
                                                                                                    --------------
                         MEDIUM TERM NOTES - 1.63%

                         Morgan Guaranty Trust Co. of NY
      30,000,000         06-02-2000                                        5.40                     $   30,000,000
                                                                                                    --------------
                         Total Medium Term Notes
                         (Cost $30,000,000)                                                         $   30,000,000
                                                                                                    --------------
                         YANKEE CERTIFICATES OF DEPOSIT - 8.23%

                         ABN Amro Bank NV Chicago
      23,000,000         12-18-2000                                        6.72                     $   22,991,464
      18,500,000         03-02-2001                                        6.26                         18,493,699

                         Deutsche Bank NY
      30,000,000         05-18-2000                                        5.25                         29,998,142
      25,000,000         01-22-2001                                        6.54                         24,990,370

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL                      DESCRIPTION OF                        ANNUALIZED                    VALUE
     AMOUNT                          SECURITY                          YIELD ON DATE
                                                                        OF PURCHASE
                         Nat West Bank PLC NY
     $25,000,000         01-18-2001                                        6.52%                    $   24,992,395

                         Rabobank Nederland NV NY
      30,000,000         04-25-2000                                        5.09                         29,999,050
                                                                                                    --------------
                         Total Yankee Certificates of Deposit
                         (Cost $151,465,120)                                                        $  151,465,120
                                                                                                    --------------

                         TOTAL INVESTMENTS
                         (Cost $1,833,050,693).......      99.57%                                    $1,833,050,693
                         Cash and Receivables, Less
                         Liabilities.................       0.43                                          7,971,332
                                                         -------                                     --------------
                         Net Assets..................     100.00%                                    $1,841,022,025
                                                         =======                                     ==============

-------------

               Notes:
                (a) -   1 Month Libor rate instruments reflect rate as of 03-31-2000
                (b) -   3 Month Libor rate instruments reflect rate as of 03-31-2000
                (c) -   Daily Federal Funds rate instruments reflect rate as of
                        03-31-2000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                                 MARCH 31, 2000

                                  (UNAUDITED)

      PRINCIPAL          DESCRIPTION OF BOND                               ANNUALIZED                   VALUE
       AMOUNT                                                            YIELD ON DATE
                                                                          OF PURCHASE
     $  200,000          Alabama Special Care Facility
                         Montgomery Hospital Floating Rate
                         Demand Note
                         Series 1985
                         (7-Day Put, 7-Day Change)
                         04-01-2015                                          3.85%#                  $    200,000
      2,000,000          Alaska State Industrial Development
                         Authority Lot 6
                         (7-Day Put, 7-Day Change)
                         07-01-2001                                          4.40 #                     2,000,000
      9,915,000          Allegheny County, PA Industrial
                         Development Authority Pollution
                         Control Revenue Bonds, Series C
                         (Daily Put, Daily Change)
                         07-01-2027                                          4.00 #                     9,915,000
      2,000,000          Austin, TX Utility Revenue Bonds
                         Series A
                         04-06-2000                                          3.70                       2,000,000
      2,900,000          Baltimore County, MD Metropolitan
                         District Revenue Bonds
                         Tax Exempt Commercial Paper
                         Series 1995
                         06-01-2000                                          3.70                       2,900,000
        600,000          Bexar County, TX Housing Finance
                         Corporation Park Hill Project
                         Series 88-B
                         (7-Day Put, 7-Day Change)
                         06-01-2005                                          3.90 #                       600,000
      1,100,000          Billings, MT Industrial Development
                         Revenue Adjustable Tender Notes
                         (7-Day Put, 7-Day Change)
                         12-01-2014                                          3.85 #                     1,100,000
      1,300,000          Braxos River, TX Nav Dist Brazoria
                         County Revenue Bonds Series A
                         (Daily Put, Daily Change)
                         08-01-2022                                          4.15 #                     1,300,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $  650,000          Carrollton Texas Fmrs. Branch Indpt.
                         School District Pre-refunded to
                         02-15-2001 @ 100
                         02-15-2001                                          4.20%                   $    662,656
      1,000,000          Charlotte, NC Public Improvements
                         General
                         Obligation Series A
                         (Pre-refunded to 10-01-2000 @ 102)
                         10-01-2008                                          3.75                       1,034,947
      2,000,000          Cohasset, MN Revenue Bonds Minnesota
                         Power and Light Project Series B
                         (Daily Put, Daily Change)
                         06-01-2013                                          4.00 #                     2,000,000
      1,000,000          Converse County, WY PCR Series 1988
                         (Mandatory Put 06-01-2000)
                         01-01-2014                                          3.60                       1,000,000
      2,100,000          Cornell Township, MI Economic
                         Development Corporation Industrial
                         Development Revenue Bonds,
                         Series 1990
                         (Mandatory Put 04-03-2000)
                         03-01-2015                                          3.45                       2,100,000
      5,000,000          Cuyahoga County Ohio Hospital Revenue
                         Cleveland Clinic - D
                         (Daily Put, Daily Change)
                         01-01-2026                                          4.00 #                     5,000,000
        800,000          DeKalb Private Hospital Authority,
                         Georgia, (Egleston Children's Hospital
                         at Emory University, Inc. Project)
                         Revenue Anticipation Certificates
                         Series 1994A
                         (7-Day Put, 7-Day Change)
                         03-01-2024                                          3.85 #                       800,000
      1,800,000          DeKalb County, GA Pollution Control
                         Revenue Bonds General Motors
                         Corporation Project
                         (7-Day Put, 7-Day Change)
                         11-01-2003                                          3.95%#                     1,800,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,000,000          Delaware State Economic Development
                         Authority Industrial Development
                         Revenue Bonds Delmarva Power & Light
                         Co Gas Facilities Project C
                         (7-Day Put, 7-Day Change)
                         10-01-2028                                          3.95%#                  $  2,000,000
      1,500,000          Delaware Valley, PA Regional Finance
                         Authority Local Government Revenue
                         Bonds Series A
                         (7-Day Put, 7-Day Change)
                         12-01-2017                                          3.85 #                     1,500,000
      1,700,000          Delaware Valley, PA Regional Finance
                         Authority Local Government Revenue
                         Bonds Series A
                         (7-Day Put, 7-Day Change)
                         12-01-2019                                          3.85 #                     1,700,000
        800,000          District of Columbia General
                         Obligation Note Series B
                         (Pre-refunded to 06-01-2000 @ 102)
                         06-01-2000                                          3.80                         820,696
      1,550,000          District of Columbia, General Fund
                         Recovery B-2
                         (Daily Put, Daily Change)
                         06-01-2003                                          4.10 #                     1,550,000
      1,000,000          District of Columbia, Revenue Bonds,
                         The American University Issue,
                         Series 1985A
                         (7-Day Put, 7-Day Change)
                         10-01-2015                                          3.90 #                     1,000,000
      1,095,000          District of Columbia, Revenue Bonds,
                         The American University Issue,
                         Series 1986A
                         (7-Day Put, 7-Day Change)
                         12-01-2015                                          3.90 #                     1,095,000
      2,400,000          Fayetteville, AR Public Facilities
                         Revenue, Butterfield Trail
                         (Daily Put, Daily Change)
                         09-01-2027                                          4.00 #                     2,400,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,230,000          Florida Housing Finance
                         Agency-Reference Multi-Family Housing
                         EEE Carlton Project
                         (7-Day Put, 7-Day Change)
                         12-01-2008                                          3.95%#                  $  1,230,000
      1,100,000          Fort Worth, TX City GO General Purpose
                         Series B
                         05-01-2000                                          3.60                       1,100,000
        850,000          Fulton County, GA Hospital Authority
                         Revenue Health System - Catholic
                         Health East - A
                         11-15-2000                                          4.15                         851,764
      2,500,000          Georgia State General Obligation Note
                         University and College Improvements
                         09-01-2000                                          3.68                       2,536,186
      1,000,000          Greensboro, NC General Obligation Note
                         Public Improvements-Sewer Project,
                         Series B
                         (7-Day Put, 7-Day Change)
                         04-01-2007                                          3.85 #                     1,000,000
      3,500,000          Gwinnett County, GA Hospital Revenue
                         Bonds Hospital System Project B
                         (7-Day Put, 7-Day Change)
                         09-01-2027                                          3.85 #                     3,500,000
      3,000,000          Harris County, TX Health Facilities
                         Hospital Revenue Bonds
                         (Daily Put, Daily Change)
                         03-01-2027                                          3.95 #                     3,000,000
      1,000,000          Honolulu, HI City and County
                         Tax-Exempt Commercial Paper
                         04-07-2000                                          3.60                       1,000,000
      4,000,000          Honolulu, HI City and County
                         Tax-Exempt Commericial Paper
                         06-14-2000                                          3.80                       4,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,300,000          Illinois State Health Facility
                         Authority Hospital Revenue Bonds,
                         Decatur Memorial Hospital Project A
                         (7-Day Put, 7-Day Change)
                         11-15-2024                                          3.85%#                  $  2,300,000
      3,900,000          Illinois State Health Facility
                         Authority Hospital Revenue Bonds,
                         South Illinois Health Care Series B
                         (7-Day Put, 7-Day Change)
                         03-01-2021                                          3.90 #                     3,900,000
      1,000,000          Illinois State Sales Tax Revenue
                         Bonds, Series M
                         (Pre-refunded to 06-15-2000 @ 102)
                         06-15-2015                                          3.50                       1,026,445
      3,000,000          Indiana Municipal Power Agency, Power
                         Supply System Revenue Bonds, Series A
                         (7-Day Put, 7-Day Change)
                         01-01-2018                                          3.85 #                     3,000,000
      3,000,000          Intermountain Power Agency of Utah,
                         Electric Light and Power Improvements,
                         Power Supply Revenue Bonds
                         Series 1985-B
                         04-05-2000                                          3.60                       3,000,000
      3,000,000          Jefferson County, KY Pollution Control
                         Revenue Bonds Louisville Gas and
                         Electric Co. Project A
                         (Mandatory Put 04-06-2000)
                         09-01-2017                                          3.65                       3,000,000
      5,000,000          Jefferson Parish, LA Hospital Service
                         District #001 Hospital Revenue Bonds,
                         Jefferson Medical Center
                         (7-Day Put, 7-Day Change)
                         01-01-2026                                          3.90 #                     5,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,700,000          La Cygne, KS Environmental Improvement
                         Revenue Notes, Kansas City Power and
                         Light Co. Project
                         (7-Day Put, 7-Day Change)
                         03-01-2015                                          4.00%#                  $  2,700,000
      1,500,000          Las Vegas, NV Water District Revenue
                         Bonds (Pre-refunded to 08-01-2000 @
                         102)
                         08-01-2009                                          3.60                       1,546,143
      2,300,000          Lone Star, TX Airport Improvements
                         Authority (Daily Put, Daily Change)
                         12-01-2014                                          4.10 #                     2,300,000
      2,000,000          Long Island, NY Power Authority, New
                         York Electric Systems Revenue Bonds,
                         Sub-Series 3
                         05-01-2000                                          3.80                       2,000,000
      3,900,000          Louisiana Public Facilities Authority
                         Multi Family Housing Revenue Bonds,
                         (Willis Knighton Medical Center
                         Project) Series 1988
                         (7-Day Put, 7-Day Change)
                         09-01-2023                                          4.00 #                     3,900,000
      1,000,000          Louisiana State General Obligation
                         Bond Series A
                         08-01-2000                                          3.67                       1,007,544
      1,200,000          Lynchburgh, VA Industrial Development
                         Authority Hospital Revenue Bonds, (VHA
                         Mid-Atlantic States, Inc. Capital
                         Asset Financing Project), Series 1985
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.95 #                     1,200,000
      2,900,000          Mankato, MN PCR Northern State Power
                         Authority
                         (7-Day Put, 7-Day Change)
                         03-01-2011                                          3.95 #                     2,900,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,000,000          Maryland State General Obligation Bond
                         Public Improvements 2nd Series
                         08-01-2000                                          3.58%                   $  1,003,789
        650,000          Mason County, KY Pollution Control
                         Revenue Bonds Kentucky Power-National
                         Rural Electric Project B-1
                         (7-Day Put, 7-Day Change)
                         10-15-2014                                          3.95 #                       650,000
        400,000          Michigan State Strategic Limited Fund
                         Revenue Bond
                         (Daily Put, Daily Change)
                         12-01-2023                                          3.85 #                       400,000
        115,000          Michigan State Hospital Finance
                         Authority Revenue Bonds, Hospital
                         Equipment Loan Program
                         (7-Day Put, 7-Day Change)
                         06-01-2001                                          3.80 #                       115,000
        500,000          Michigan State Hospital Finance
                         Authority Revenue Bonds, Hospital
                         Equipment Loan Program
                         (7-Day Put, 7-Day Change)
                         12-01-2023                                          3.85 #                       500,000
      1,000,000          Michigan State Job Development
                         Authority Revenue Bonds, Gordon Food
                         Services Project
                         (7-Day Put, 7-Day Change)
                         08-01-2015                                          3.90 #                     1,000,000
        500,000          Missouri State Environmental
                         Improvement and Energy Research
                         Authority, Pollution Control Revenue
                         Bonds National Rural Utilities Project
                         (7-Day Put, 7-Day Change)
                         12-15-2003                                          3.95 #                       500,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $3,000,000          Moffat County, CO Pollution Control
                         Revenue Bonds Colorado-Ute Electric
                         Authority Project
                         (7-Day Put, 7-Day Change)
                         07-01-2010                                          3.95%#                  $  3,000,000
      2,000,000          Montgomery County, PA IDA PCR
                         Series 1996A
                         (Mandatory Put 04-04-2000)
                         03-01-2034                                          3.80                       2,000,000
      4,665,000          Montgomery, AL Special Care Facilities
                         Authority Alabama VHA Series G
                         (7-Day Put, 7-Day Change)
                         12-01-2030                                          3.95 #                     4,665,000
      2,000,000          Municipal Electric Authority of
                         Georgia, Revenue Bonds Project One,
                         Series 1994 D
                         (7-Day Put, 7-Day Change)
                         01-01-2022                                          3.90 #                     2,000,000
      3,000,000          Municipal Electric Authority of
                         Georgia, Revenue Bonds Project One,
                         Series 1985 B
                         (Mandatory Put 04-05-2000)
                         01-01-2020                                          3.75                       3,000,000
      5,000,000          New Hampshire Higher Education
                         Facility Authority, Veterans Housing
                         Authority Revenue Bonds Series E
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.95 #                     5,000,000
      1,500,000          New York, NY General Obligation
                         Revenue Bonds Series 1994 H-3
                         (Mandatory Put 04-03-00)
                         08-01-2022                                          3.75                       1,500,000
      1,000,000          New York, NY General Obligation
                         Revenue Bonds Series B
                         (Daily Put, Daily Change)
                         10-01-2020                                          4.10 #                     1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $1,000,000          New York, NY City Muni Water Finance
                         Authority Water and Sewer Systems
                         (7-Day Put, 7-Day Change)
                         06-15-2025                                          4.10%#                  $  1,000,000
      2,800,000          New York State Environmental Quality
                         Revenue Bonds Tax Exempt Commercial
                         Paper Series 1986
                         04-10-2000                                          3.50                       2,800,000
      3,000,000          North Carolina Educational Facilities
                         Finance Agency Revenue Bonds, Elon
                         College Project
                         (7-Day Put, 7-Day Change)
                         01-01-2021                                          3.85 #                     3,000,000
      1,000,000          Person County, NC Industrial
                         Facilities and Pollution Control
                         Finance Authority Revenue-Carolina
                         Power and Light Project Series A
                         (7-day Put, 7-day Change)
                         11-01-2019                                          4.05 #                     1,000,000
        500,000          Philadelphia, PA Authority for Indl.
                         Development Institute Cancer Research
                         (Daily Put, Daily Change)
                         07-01-2013                                          3.95 #                       500,000
      4,000,000          Philadelphia, PA Hospitals and Higher
                         Education Facilities Children
                         Hospital, Series A
                         (Daily Put, Daily Change)
                         03-01-2027                                          3.95 #                     4,000,000
      3,000,000          Port of Seattle, Washington, Series A
                         04-07-2000                                          3.45                       3,000,000
      1,000,000          Portland, OR South Park Housing
                         Project Revenue Bonds Series A
                         (7-day Put, 7-day Change)
                         12-01-2011                                          3.90 #                     1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $2,000,000          St.Cloud, MN Health Care Facilities
                         Revenue Bonds St Cloud Hospital
                         Series A
                         (7-day Put, 7-day Change)
                         07-01-2027                                          3.85%#                  $  2,000,000
      3,800,000          Sunshine State, FL Government Finance
                         Commission Revenue Bonds, Series 1986
                         (Mandatory Put 06-12-2000)
                         07-01-2016                                          3.80                       3,800,000
      1,000,000          Sunshine State, FL Government Finance
                         Commission Revenue Bonds, Series 1986
                         04-11-2000                                          3.60                       1,000,000
      1,705,000          Tarrant County, TX Housing Finance
                         Corporation Revenue Bonds,
                         Multi-Family Housing-SF Apartments
                         (7-Day Put, 7-Day Change)
                         11-01-2017                                          3.95 #                     1,705,000
      3,000,000          Tennessee State School Bond Authority,
                         Series A
                         04-05-2000                                          3.55                       3,000,000
        575,000          Texas Higher Education
                         Authority, Inc. Series B
                         (7-Day Put, 7-Day Change)
                         12-01-2025                                          3.90 #                       575,000
      2,540,000          Texas State Public Finance Authority
                         General Obligation Bonds
                         (Pre-refunded to 10-01-2000 @ 100)
                         10-01-2001                                          3.75                       2,570,231
      1,200,000          University of North Carolina School of
                         Medicine and Ambulatory Care Clinic
                         Revenue Bonds
                         (7-Day Put, 7-Day Change)
                         07-01-2012                                          3.85 #                     1,200,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 2000

                                  (UNAUDITED)

   PRINCIPAL             DESCRIPTION OF BOND                            ANNUALIZED                   VALUE
    AMOUNT                                                            YIELD ON DATE
                                                                       OF PURCHASE
     $3,500,000          Wisconsin Health & Educational
                         Facilities Authority Revenue ACES,
                         Health Care Project A
                         (7-Day Put, 7-Day Change)
                         01-01-2027                                          3.85%#                  $  3,500,000
      2,000,000          Wisconsin State Health and Educational
                         Facilities Authority Revenue Bonds
                         Wheaton Franciscan Services
                         (7-Day Put, 7-Day Change)
                         08-15-2016                                          3.85 #                     2,000,000
      2,034,000          Wisconsin State Transportation Revenue
                         Notes Tax Exempt Commercial Paper
                         Series 1997-A
                         04-04-2000                                          3.75                       2,034,000
      2,010,000          Wisconsin State Transportation Revenue
                         Notes Tax Exempt Commercial Paper
                         Series 1997-A
                         04-11-2000                                          3.55                       2,010,000
                                                                                                     ------------

                         TOTAL INVESTMENTS
                         (Cost $171,504,401).........      99.64%                                     $171,504,401
                         Cash and Receivables Less
                         Liabilities.................       0.36%                                          615,745
                                                         -------                                      ------------
                         Net Assets..................     100.00%                                     $172,120,146
                                                         =======                                      ============

-------------

            Note: # -   Variable Rate Instruments Reflect Rate As Of 03-31-2000

                        97.94% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 MARCH 31, 2000
                                  (UNAUDITED)

                                                                                 SG COWEN STANDBY
                                                       SG COWEN STANDBY             TAX-EXEMPT
                                                      RESERVE FUND, INC.        RESERVE FUND, INC.
ASSETS

  Investments in securities, at value - Note A
    (1)                                                 $1,833,050,693             $171,504,401

  Cash                                                       2,709,284                   20,331

  Interest receivable                                        8,342,356                  807,534

  Prepaid expenses                                              98,534                   24,413
                                                        --------------             ------------

     TOTAL ASSETS                                        1,844,200,867              172,356,679
                                                        --------------             ------------
LIABILITIES

  Due to investment manager - Note B                           752,632                   59,200

  Accrued expenses                                             244,941                   53,392

  Dividends payable                                          2,181,269                  123,941
                                                        --------------             ------------

     TOTAL LIABILITIES                                       3,178,842                  236,533
                                                        --------------             ------------
NET ASSETS                                              $1,841,022,025             $172,120,146
                                                        ==============             ============

Represented By:

  Paid-in capital                                       $1,842,772,787             $172,138,688

  Accumulated net realized loss on investments              (1,750,762)                 (18,542)
                                                        --------------             ------------
NET ASSETS AT VALUE, applicable to 1,842,772,787
  outstanding shares of $.01 par value Common
  Stock for SRF and 172,138,688 outstanding
  shares of $.001 par value Common Stock for STE
  (2,000,000,000 and 1,000,000,000 shares
  authorized for SRF and STE, respectively) -
  Note C                                                $1,841,022,025             $172,120,146
                                                        ==============             ============

Offering and redemption price per share                 $         1.00             $       1.00
                                                        ==============             ============

SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

                                                                               SG COWEN STANDBY
                                                    SG COWEN STANDBY              TAX-EXEMPT
                                                   RESERVE FUND, INC.         RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                                      $44,481,309                $2,926,097
                                                       -----------                ----------
EXPENSES

  Investment management fee - Note B                     3,862,672                   402,382

  Shareholder servicing costs and custodian
    fee                                                    419,999                    39,105

  Federal and state registration fees                       35,622                    20,687

  Professional fees                                         13,000                    10,749

  Directors' fees and expenses - Note B                     10,896                    10,896

  Prospectus and shareholders' reports                      59,998                     9,500

  Miscellaneous                                             38,822                     5,109
                                                       -----------                ----------

     Total expenses                                      4,441,009                   498,428

        Less: investment management fee
          waived - Note B                                        -                    80,476
                                                       -----------                ----------

     Net expenses                                        4,441,009                   417,952
                                                       -----------                ----------

  Investment income - net                               40,040,300                 2,508,145

  Net realized gain (loss) on investments                        -                         -
                                                       -----------                ----------

  Net Increase in Net Assets Resulting from
    Operations                                         $40,040,300                $2,508,145
                                                       ===========                ==========

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SG COWEN STANDBY
                                       SG COWEN STANDBY                                 TAX-EXEMPT
                                      RESERVE FUND, INC.                            RESERVE FUND, INC.
                          ------------------------------------------    ------------------------------------------
                              SIX MONTHS                YEAR                SIX MONTHS                YEAR
                                 ENDED                  ENDED                  ENDED                  ENDED
                               MARCH 31,            SEPTEMBER 30,            MARCH 31,            SEPTEMBER 30,
                                 2000                   1999                   2000                   1999
                          -------------------    -------------------    -------------------    -------------------
                              (UNAUDITED)                                   (UNAUDITED)
OPERATIONS

  Investment income -
    net                     $   40,040,300         $   70,156,295          $  2,508,145           $  4,921,775

  Net realized loss on
    investments                          -                (36,935)                    -                      -
                            --------------         --------------          ------------           ------------

  Net increase in net
    assets resulting
    from operations             40,040,300             70,119,360             2,508,145              4,921,775
DIVIDENDS TO
SHAREHOLDERS FROM

  Investment income -
    net                        (40,040,300)           (70,156,295)           (2,508,145)            (4,921,775)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C                 446,351,197            (80,931,200)           15,808,434            (61,752,478)
                            --------------         --------------          ------------           ------------

  Total increase
    (decrease) in net
    assets                     446,351,197            (80,968,135)           15,808,434            (61,752,478)
NET ASSETS

  Beginning of period        1,394,670,828          1,475,638,963           156,311,712            218,064,190
                            --------------         --------------          ------------           ------------

  End of period             $1,841,022,025         $1,394,670,828          $172,120,146           $156,311,712
                            ==============         ==============          ============           ============

SEE NOTES TO FINANCIAL STATEMENTS

                    SG COWEN STANDBY RESERVE FUND, INC. AND
                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    GENERAL. SG Cowen Standby Reserve Fund, Inc. ("SRF") and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ("STE") are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Until July 1, 1998, Cowen & Co. ("Cowen") served as investment manager and principal underwriter to the above-referenced Funds (the "Funds"). On July 1, 1998, Cowen's business was combined with Societe Generale Securities Corporation ("SGSC"), a subsidiary of Societe Generale ("SG"), to form SG Cowen Securities Corporation ("SG Cowen"). SG, a leading international commercial and investment bank established in 1864, has a global network of offices in over 80 countries. From July 1, 1998 through December 31, 1999 SG Cowen through its SG Cowen Asset Management Division served as the investment manager to the Funds, with the existing investment management personnel of Cowen continuing to provide investment management services to the Funds. In January 2000 as a result of an internal reorganization, the SG Cowen Asset Management Division of SG Cowen was transferred to SG Cowen Asset Management, Inc. ("SGCAM"). All officers and employees engaged in providing investment advisory services to the Funds with SG Cowen have become officers and employees of SGCAM and they will continue to provide the same services to the Funds. Since July 1, 1998 Funds Distributor, Inc. has served as principal underwriter to the Funds. SG Cowen is also a selected dealer of the Funds' shares. Additionally, effective as of July 1, 1998, the names of the Funds were changed, as indicated above, in order to reflect the Funds' new management. It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (1) PORTFOLIO VALUATION: Each Fund values its investments at amortized cost, which has been determined by the Board of Directors of each Fund to represent the fair value of each Fund's investments.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.

  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.

  (4) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

                    SG COWEN STANDBY RESERVE FUND, INC. AND
                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

  At March 31, 2000, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1999, SRF and STE had unused capital loss carryovers of approximately $1,750,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001, 2006, and 2007 and in fiscal 2000, 2001 and 2002, respectively.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
AFFILIATES: Fees paid by each Fund to SGCAM pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of
 .50 of 1%, of the average daily value of that Fund's net assets. Effective as of June 1, 1998, the fee for SRF was reduced to .475% on net assets between $1.5 billion and $2.5 billion, and .45% on net assets above $2.5 billion. The Agreements further provide that if the aggregate expenses of either Fund, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that Fund, SGCAM will reimburse the Fund for such excess. There was no expense reimbursement required for either Fund for the period ended March 31, 2000, however, SGCAM has waived $80,476 of its investment management fee from STE during such period.
  Directors who are not officers, directors, partners, stockholders or employees of SGCAM or its affiliates receive from each Fund a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee meeting attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At March 31, 2000, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                                      SRF
                                         --------------------------------------------------------------
                                               SIX MONTHS                                YEAR
                                                  ENDED                                  ENDED
                                             MARCH 31, 2000                       SEPTEMBER 30, 1999
    Shares sold                                $ 4,916,105                            $ 7,197,347
    Dividends reinvested                            39,179                                 71,487
                                               -----------                            -----------
                                                 4,955,284                              7,268,834

    Shares redeemed                             (4,508,933)                            (7,349,765)
                                               -----------                            -----------
    Net increase
     (decrease)                                $   446,351                            $   (80,931)
                                               ===========                            ===========

                                                                       STE
                                          --------------------------------------------------------------
                                                                                          YEAR
                                                SIX MONTHS                                ENDED
                                                   ENDED                              SEPTEMBER 30,
                                              MARCH 31, 2000                              1999
    Shares sold                                  $ 392,004                              $ 702,519
    Dividends reinvested                             2,483                                  5,079
                                                 ---------                              ---------
                                                   394,487                                707,598

    Shares redeemed                               (378,679)                              (769,350)
                                                 ---------                              ---------
    Net increase
     (decrease)                                  $  15,808                              $ (61,752)
                                                 =========                              =========

                    SG COWEN STANDBY RESERVE FUND, INC. AND
                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each period:

                                                                        SRF
                                            ------------------------------------------------------------
                           SIX MONTHS                         YEAR ENDED SEPTEMBER 30,
                             ENDED          ------------------------------------------------------------
                         MARCH 31, 2000        1999         1998         1997         1996        1995
                       ------------------   ----------   ----------   ----------   ----------   --------
                          (UNAUDITED)
NET ASSET VALUE
  Beginning of Period      $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income                        0.03             0.05         0.05         0.05         0.05       0.05
LESS DISTRIBUTIONS
  Dividends from Net
   Investment Income            (0.03)           (0.05)       (0.05)       (0.05)       (0.05)     (0.05)
                           ----------       ----------   ----------   ----------   ----------   --------
NET ASSET VALUE
  End of Period            $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                           ==========       ==========   ==========   ==========   ==========   ========
Total Return                     5.20%(1)         4.67%        5.13%        4.98%        4.97%      5.23%
RATIOS / SUPPLEMENTAL
 DATA
  Net Assets (000
   omitted)                $1,841,022       $1,394,671   $1,475,639   $1,337,467   $1,101,944   $890,888
  Ratio of Expenses
   to Average Net
   Assets                        0.57%(1)         0.58%        0.65%        0.69%        0.71%      0.71%
  Ratio of Net
   Investment Income
   to Average Net
   Assets                        5.17%(1)         4.58%        5.03%        4.89%        4.89%      5.13%

                    SG COWEN STANDBY RESERVE FUND, INC. AND
                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

NOTE D - (continued)

                                                                  STE
                                          ----------------------------------------------------
                          SIX MONTHS                    YEAR ENDED SEPTEMBER 30,
                            ENDED         ----------------------------------------------------
                        MARCH 31, 2000      1999       1998       1997       1996       1995
                       ----------------   --------   --------   --------   --------   --------
                         (UNAUDITED)
NET ASSET VALUE
  Beginning of Period      $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net Investment
   Income                      0.02           0.03       0.03       0.03       0.03       0.03
LESS DISTRIBUTIONS
  Dividends from Net
   Investment Income          (0.02)         (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
                           --------       --------   --------   --------   --------   --------
NET ASSET VALUE
  End of Period            $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                           ========       ========   ========   ========   ========   ========
Total Return                   3.12%(1)       2.70%      3.10%      3.11%      3.07%      3.19%
RATIOS / SUPPLEMENTAL
 DATA
  Net Assets (000
   omitted)                $172,120       $156,312   $218,064   $187,213   $171,055   $122,536
  Ratio of Expenses
   to Average Net
   Assets*                     0.52%(1)       0.53%      0.54%      0.56%      0.59%      0.61%
  Ratio of Net
   Investment Income
   to Average Net
   Assets*                     3.10%(1)       2.65%      3.06%      3.07%      3.01%      3.14%
INVESTMENT ADVISORY
 FEES WAIVED
  Amount                   $ 80,476       $185,534   $197,675   $181,100   $156,993   $124,784
  Ratio to Average
   Net Assets                  0.10%(1)       0.10%      0.10%      0.10%      0.10%      0.10%

* NET OF WAIVER

(1) ANNUALIZED.

                      SG COWEN STANDBY RESERVE FUND, INC.

                                      AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               560 Lexington Ave.
                               New York, NY 10022

                                   DIRECTORS

                   PHILIPPE H. COLLAS, Chairman
JAMES H. CAREY         DR. MARTIN J. GRUBER         BURTON J. WEISS

                                    OFFICERS

             PHILIPPE H. COLLAS, CHAIRMAN OF THE BOARD OF DIRECTORS

            HOAN NGUYEN-QUANG, PRESIDENT AND CHIEF EXECUTIVE OFFICER

            PHILIP J. BAFUNDO, TREASURER AND CHIEF FINANCIAL OFFICER

                           RODD M. BAXTER, SECRETARY

                      ALAN E. KOEPPLIN, INVESTMENT OFFICER

                 GORDON G. IFILL, ASSISTANT INVESTMENT OFFICER

                         IRWOOD SCHLACKMAN, CONTROLLER

      INVESTMENT ADVISER                                  CUSTODIAN
SG Cowen Asset Management, Inc.                State Street Bank and Trust Co.
      560 Lexington Ave.                               P.O. Box 419111
      New York, NY 10022                            Kansas City, MO 64141

          DISTRIBUTOR                                  TRANSFER AGENT
    Funds Distributor, Inc.                               DST, Inc.
  60 State Street, Suite 1300                       210 West 10th Street
       Boston, MA 02109                             Kansas City, MO 64105

         LEGAL COUNSEL                              INDEPENDENT AUDITORS
   Willkie Farr & Gallagher                               KPMG LLP
      787 Seventh Avenue                              757 Third Avenue
      New York, NY 10019                             New York, NY 10017

                                                              CMB-RSRV-SEMI